Restructuring -Schedule of Restructuring Expenses (Details) - USD ($) $ in Thousands		3 Months Ended	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2022	Jun. 30, 2022
Restructuring Cost and Reserve [Line Items]
Total restructuring costs	$ 598
Cost of Revenues
Restructuring Cost and Reserve [Line Items]
Total restructuring costs		$ 160	$ 160
General and Administrative
Restructuring Cost and Reserve [Line Items]
Total restructuring costs		276	276
Selling and Marketing
Restructuring Cost and Reserve [Line Items]
Total restructuring costs		143	143
Research & Development
Restructuring Cost and Reserve [Line Items]
Total restructuring costs		$ 19	$ 19